Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2022	2021
Machinery & equipment	10,410	10,180
Office equipment and furniture	2,320	2,320
Computer equipment and licences	558	488
Total property, plant and equipment gross	13,288	12,988

Accumulated depreciation for:
Machinery & equipment	(9,985)	(9,928)
Office equipment and furniture	(2,028)	(1,706)
Computer equipment and licences	(493)	(468)
Total accumulated depreciation	(12,506)	(12,102)
Total property, plant and equipment, net	782	886
Depreciation charge for the year	404	1,532